INTANGIBLE ASSETS, NET (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
Intangible assets consist of the following:

	June 30,	December 31,
	2015	2014
Copyrights	$915,962	$895,092
Software	26,290	25,691
Trademark	6,801	6,646
Patent	163	159
	949,216	927,588
Accumulated amortization	(926,357)	(898,548)
Intangible assets, net	$22,859	$29,040

Intangible assets consist of the following:

	December 31,	December 31,
	2014	2013
Copyrights	$895,092	$948,203
Software	25,691	27,215
Trademark	6,646	7,041
Patent	159	-
	927,588	982,459
Accumulated amortization	(898,548)	(933,204)
Intangible assets, net	$29,040	$49,255

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]	Estimated amortization for the next five years and thereafter is as follows:
As of June 30,	Amount
2016	$13,591
2017	5,947
2018	3,185
2019	136
$22,859

Estimated amortization for the next five years and thereafter is as follows:
As of December 31,	Amount
2015	$13,342
2016	9,590
2017	5,725
2018	383
$29,040